Loans Receivable from Third Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
LOANS RECEIVABLE FROM THIRD PARTIES
3.	LOANS RECEIVABLE FROM THIRD PARTIES

	June 30, 2021	December 31, 2020

Loans receivable from third parties	$59,504,874	$18,432,691

As of June 30, 2021, the Company has fifteen loan agreements compared with four loan agreements on December 31, 2020. The Company provided loans aggregating $45,057,871 for the purpose of making use of idle cash and maintaining long-term customer relationship and paid back $13,370,395 during the six months ended June 30, 2021. These loans will mature in July 2021 through December 2021, and charges interest rate of 10.95% per annum on these customers.

Interest income of $916,010   and$1,843,448 was recognized for the three months ended June 30, 2021 and 2020, respectively. Interest income of $1,400,678   and $1,884,923 was recognized for the six months ended June 30, 2021 and 2020. As of June 30, 2021 and December 31, 2020, the Company recorded an interest receivable of $545,670 and $1,290,864 as reflected under “other current assets” in the unaudited condensed consolidated balance sheets.

As of June 30, 2021 and December 31,2020 there was no allowance recorded as the Company considers all of the loan receivable fully collectible.

5.	LOANS RECEIVABLE FROM THIRD PARTIES

	December 31, 2020	December 31, 2019
Loans receivable from Shenzhen Xinsuniao	$-	$-
Loans receivable from Qianhai Baiyu	-	-
Loans receivable from others	18,432,691	576,647
Loan receivable from other third parties	$18,432,691	$576,647

Loans receivable from Shenzhen Xinsuniao

On March 25, 2020, the Company entered into a revolving credit facility with Shenzhen Xinsuniao to provide a credit line of RMB 568 million or approximately $80 million to Shenzhen Xinsuniao. Shenzhen Xinsuniao was reputable for their extensive experiences in supply chain services for commodities trading.

Pursuant to the loan agreement, the proceeds should solely be used for the operations of the commodity trading business including sales and purchase of commodity products, and supply chain management services. Each loan was repayable in twelve months from disbursement, with a per annum interest rate of 10%. However in practice, the loans are generally revolving every three months, which matches the transaction turnover of Shenzhen Xinsuniao.

The revolving credit facility lasted for a period of two years. Shenzhen Xinsuniao pledged 100% of its equity interest in Qianhai Baiyu, which enterprise value was estimated at approximately $106 million. Upon the Company’s acquisition of Qianhai Baiyu on October 26, 2020, the Company terminated the revolving credit facility agreement with Shenzhen Xinsuniao. For the year ended December 31, 2020, the Company provided revolving loans aggregating $157,965,155 and fully collected outstanding balance as of December 31, 2020. As of December 31, 2020, the Company had no loan receivable due from Shenzhen Xinsuniao. For the year ended December 31, 2020, the Company collected and recognized interest income of $4,691,905 from Shenzhen Xinsuniao.

Loans receivable from Qianhai Baiyu

The Company had a balance of $1,669,342 due from Qianhai Baiyu, which was recorded as a balance due from a related party because Qianhai Biayu was controlled by Mr. Zhiping Chen, the legal representative of Huamucheng before March 31, 2020. On March 31, 2020, Mr. Zhiping Cheng transferred its equity interest in Qianhai Baiyu to Shenzhen Xinsuniao, and Qianhai Baiyu became a third party to the Company. On October 26, 2020, the Company acquired 100% equity interest in Qianhai Baiyu, and the balance due from Qianhai Baiyu was eliminated on the consolidation level.

For the loans before acquisition date, the Company charged an interest rate of 10% per annum. Prior to October 26, 2020, the Company collected and recognized interest income of $84,034.

Loans receivable from other third parties

For the year ended December 31, 2020, the Company entered into four loan agreements with five third parties, four of which were customers of the Company. The Company provided loans aggregating $17,424,696 for the purpose of making use of idle cash and maintaining long-term customer relationship. These loans will mature in May 2021 through December 2021, and charges interest rate of 10.95% per annum on these customers.

As of December 31, 2020, the Company had loan receivable balance of $18,432,691 due from the four customers. For the year ended December 31, 2020, the Company recognized interest income of $107,000   from four customers. As of December 31, 2020, there was no allowance recorded as the Company considers all of the loans receivable fully collectible.

As of December 31, 2019, the Company had balance of $576,647 due from three third party individuals who were engaged in used luxurious car leasing business. Pursuant to the loan agreements, these loans matured before December 2020, and the Company charged the third parties interest rates ranging between 11% and 13% per annum. Principal and interest are repaid on maturity of the loan. Upon disposition of the used luxurious car leasing business, the management assessed the collectability of these third-party loans receivable was remoted and wrote off the balance of $576,647 into “net loss from discontinued operations”.

Interest income of $6,239,012   and $37,112 was recognized for the year ended December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, the Company recorded an interest receivable of $1,290,864 and $37,112 as reflected under “other current assets” in the consolidated balance sheets.